8. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,737,545	$ 2,780,000
NOL beginning expiration date	Dec. 31, 2029
Deferred operating loss carryforwards	$ 260,632	$ 416,972